SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                FORM 12b-25

                        NOTIFICATION OF LATE FILING

                              Commission File Number 0-4728


(Check one)

 X        Form 10-K and Form 10-KSB          Form 11-K

          Form 20-F           Form 10-Q and Form 10-QSB
          Form N-SAR

For period ended December 31, 2001
                 -----------------
          Transition Report on Form 10-K and Form 10-KSB

          Transition Report on Form 20-F

          Transition Report on Form 11-K

          Transition Report on Form 10-Q and Form 10-QSB

          Transition Report on Form N-SAR

For the transition period ended
                               ---------------------
Read attached instruction sheet before preparing form. Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing
checked above, identify the item(s) to which the notification relates:
        -----------------------------------



                                  PART I
                         REGISTRATION INFORMATION

Full name of registrant:  Arrow-Magnolia International, Inc.

Former name if applicable:
                          ----------------------------
Address of principal executive office (Street and number):
2646 Rodney Lane
City, state and zip code:
Dallas, Texas 75229


                                  PART II
                          RULE 12b-25(b) and (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed
(Check box if appropriate).

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

 X   (b)  The subject annual report, semi-annual report,
--- transition report on Form 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                                 PART III
                                 NARRATIVE

     State below in reasonable detail the reasons why Form 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed).

     Registrant has determined to accrue for fiscal 2000 an expense for environmental exposures previously described in its report on Form 10KSB for the fiscal year ended December 31, 2000. Such accrual affects all subsequent periods, including the quarter and year ended December 31, 2001. Further study has been required to assess and quantify such exposure, delaying completion of the Form 10KSB for the fiscal year ended December 31, 2001.

                                  PART IV
                             OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification.

Christopher Hewitt       214       969-0250
(Name)              (Area Code)    (Telephone number)


     (2) Have all other periodic reports required under Section 13 or 15(d) or the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                              Yes  X    No
                                  ---       ---

	(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                              Yes   X   No
                                   ---     ---

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company has determined to accrue $250,000 during fiscal 2000 related to the exposures associated with the environmental issues disclosed in that filing. That accrual will reduce the net earnings of the Company for fiscal 2000 by $165,000 from $950,918 to $785,918. The Company will report $360,072 in net earnings for fiscal 2001, primarily resulting from decreased revenues attributable to general business conditions, increased hospitalization costs and costs associated with the previously disclosed settlement of a lawsuit.

                 Arrow-Magnolia International, Inc.
            (Name of Registrant as Specified in Charter)

     Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:     April 2, 2002    By: /s/ Christopher M. Hewitt
                                  Assistant Secretary